Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ (449)	$ (2,976)	$ (1,845)
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ (400)	(3,000)	$ (1,800)
Restructuring Reserve	$ 700		$ 700		$ 500